PENSION AND POST-RETIREMENT BENEFIT PLANS - Amount Recognized in the Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
United States | Pension
Defined Benefit Plan Disclosure [Line Items]
Other current assets	$ 0	$ 0
Other non-current assets	0	0
Accrued expenses and other current liabilities	(1,431)	(1,619)
Other long-term liabilities	(1,739)	(2,013)
Net amount recognized	(3,170)	(3,632)
United States | Post-Retirement
Defined Benefit Plan Disclosure [Line Items]
Other current assets	0	0
Other non-current assets	0	0
Accrued expenses and other current liabilities	(403)	(432)
Other long-term liabilities	(3,306)	(3,610)
Net amount recognized	(3,709)	(4,042)
U.K. | Pension
Defined Benefit Plan Disclosure [Line Items]
Other current assets	0	3,275
Other non-current assets	287	0
Accrued expenses and other current liabilities	(207)	(186)
Other long-term liabilities	(3,830)	(3,752)
Net amount recognized	$ (3,750)	$ (663)